FINANCIAL RISK MANAGEMENT - Credit risk (Details) - Credit risk - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables
Credit risk exposure
Exposure to credit risk	₽ 28,017	₽ 29,805
Bank deposits
Credit risk exposure
Exposure to credit risk	27,836	30,905
Loan and notes
Credit risk exposure
Exposure to credit risk	13,952	9,090
Assets in Sistema-Capital trust management
Credit risk exposure
Exposure to credit risk	9,600	3,721
Derivative financial instruments
Credit risk exposure
Exposure to credit risk	8,403	13,632
Cross currency swap agreements
Credit risk exposure
Collateral payments received	₽ 1,000	₽ 2,900